Statement of Additional Information Supplement

John Hancock Funds II
Multimanager Lifestyle Portfolios (the fund)

Supplement dated December 23, 2022, to the current Statement of Additional Information, as may be supplemented (the SAI)

As of January 1, 2023 (the Effective Date), Geoffrey Kelley, CFA, and David Kobuszewski, CFA, will be added as portfolio managers of the funds. As of the Effective Date, Geoffrey Kelley, CFA, David Kobuszewski, CFA, Nathan W. Thooft, CFA, and Robert E. Sykes, CFA will be jointly and primarily responsible for the day-to-day management of the funds’ portfolios.

Accordingly, as of the Effective Date, the disclosure under “APPENDIX B - PORTFOLIO MANAGER INFORMATION” applicable to Manulife Investment Management (US) LLC (“Manulife IM (US)”) as the subadvisor of the funds, as it specifically relates to the fund’s portfolio managers, is amended and supplemented as follows to add the portfolio manager information for Geoffrey Kelley, CFA and David Kobuszewski, CFA.

PORTFOLIO MANAGERS AND OTHER ACCOUNTS MANAGED

The following table reflects information regarding other accounts for which each portfolio manager to the fund has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is each portfolio manager’s investment in the Fund or Funds that he or she manages and any similarly managed accounts.

The following table reflects information as of November 30, 2022.

	Other Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Geoffrey Kelley, CFA	5	$12,223	18	$1,265	0	$0
David Kobuszewski, CFA	0	$0	17	$683	0	$0

Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below.

	Other Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Geoffrey Kelley, CFA	0	$0	0	$0	0	$0
David Kobuszewski, CFA	0	$0	0	$0	0	$0

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Ownership of the Fund and Similarly Managed Accounts

The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by Geoffrey Kelley, CFA and David Kobuszewski, CFA as of November 30, 2022. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of a fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage a fund. Geoffrey Kelley’s and David Kobuszewski’s ownership of fund shares is stated in the footnotes that follow the table.

Portfolio Manager	Dollar Range of Shares Owned
Multimanager Lifestyle Aggressive Portfolio[1]
Geoffrey Kelley, CFA	none
David Kobuszewski, CFA	none
Multimanager Lifestyle Balanced Portfolio[2]
Geoffrey Kelley, CFA	$10,001–$50,000
David Kobuszewski, CFA	none
Multimanager Lifestyle Conservative Portfolio[3]
Geoffrey Kelley, CFA	none
David Kobuszewski, CFA	none
Multimanager Lifestyle Growth Portfolio[4]
Geoffrey Kelley, CFA	none
David Kobuszewski, CFA	none
Multimanager Lifestyle Moderate Portfolio[5]
Geoffrey Kelley, CFA	none
David Kobuszewski, CFA	none

1 As of November 30, 2022, Geoffrey Kelley, CFA and David Kobuszewski, CFA beneficially owned $0 and $0, respectively, of Multimanager Lifestyle Aggressive Portfolio.

2 As of November 30, 2022, Geoffrey Kelley, CFA and David Kobuszewski, CFA beneficially owned $10,001–$50,000 and $0, respectively, of Multimanager Lifestyle Balanced Portfolio.

3 As of November 30, 2022, Geoffrey Kelley, CFA and David Kobuszewski, CFA beneficially owned $0 and $0, respectively, of Multimanager Lifestyle Conservative Portfolio.

4 As of November 30, 2022, Geoffrey Kelley, CFA and David Kobuszewski, CFA beneficially owned $0 and $0, respectively, of Multimanager Lifestyle Growth Portfolio.

5 As of November 30, 2022, Geoffrey Kelley, CFA and David Kobuszewski, CFA beneficially owned $0 and $0, respectively, of Multimanager Lifestyle Moderate Portfolio.

You should read this Supplement in conjunction with the SAI and retain it for your future reference.